INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Narrative) (Details) - vessel	1 Months Ended
	May 31, 2020	Jun. 30, 2023	Dec. 31, 2022
Landbridge Universal Limited
Sale Leaseback Transaction [Line Items]
Term of lease or charter (in years)	7 years
Term of lease or charter, purchase obligation period	7 years
Sales-Type Leases and Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessels under investments in sales-type leases, direct financing leases and leaseback assets		9	9
Assets accounted for as sales-type lease		9	9
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Number of vessels under investments in sales-type leases, direct financing leases and leaseback assets		1	1